RELATED PARTY TRANSACTIONS, Assets and Liabilities with Related Party (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Due from a related party [Abstract]
Trade receivables	[1]	$ 6,171	$ 187
Other receivables	[1]	9,341	0
Total due from related party		15,512	187
Due to a related party [Abstract]
Other payables	[2]	8,747	33
Total due to a related party		$ 8,747	$ 33

[1]	Mainly related to the hosting service provided by the Group.
[2]	Other payables represent the deposit received related to the hosting service provided and the accrued service expense related to the custody and other services provided by the related party.